Prepayments and Other Current Assets (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Prepayments and Other Current Assets
Deductible VAT input	¥ 2,712,115	¥ 2,326,470
Prepayment to vendors	1,248,448	755,376
Deposits	248,070	376,130
Receivables from third party online payment service providers	83,823	85,621
Other receivables	154,470	91,271
Less: Allowance for credit losses	(1,931)	(1,912)
Total	¥ 4,444,995	¥ 3,632,956